Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (the “Company,” as the engaging party), Barclays Commercial Mortgage Securities LLC , Barclays Capital Real Estate Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the STWD Trust 2021-LIH, Commercial Mortgage Pass-Through Certificates, Series 2021-LIH securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 12 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of November 9, 2021.

●	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 29, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-LIH Accounting Tape Final.xlsx (provided on October 29, 2021).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “CoStar Report” refers to a Market or Submarket Report from www.costar.com.

●	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

●	The phrase “Interest Rate Cap Agreement” refers to a draft or final interest rate cap agreement..

●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

●	The phrase “Management Agreement” refers to a draft or final property management agreement.

●	The phrase “Replacement Reserve Guaranty” refers to a signed of draft reserve guaranty for capital expenditures.

●	The phrase “SAIL Summary” refers to the FHFC SAIL ELI refinancing documents.

●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

●	The phrase “Title Policy” refers to a signed or proforma title policy.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 10, 2021 through October 29, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon his report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 29, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
1	Property Name	None - Company Provided	None
2	Address	Appraisal Report	None
3	City	Appraisal Report	None
4	State	Appraisal Report	None
5	Zip	Appraisal Report	None
6	Prop. Type	Appraisal Report	None
7	Prop Sub-Type	Appraisal Report	None
8	Costar Market	CoStar Report	None
9	Costar Submarket	CoStar Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Occupied Units	Underwriting File	None
13	Total Units	Underwriting File	None
14	Average Unit SF	Recalculation	None
15	Total SF	Underwriting File	None
16	# of Units 28%-35% of AMI	Underwriting File	None
17	# of Units 60% of AMI	Underwriting File	None
18	# of Market Units	Underwriting File	None
19	% of Affordable Units	Recalculation	None
20	Affordability Expiration	Underwriting File	None
21	Mortgage Loan Original Balance	Loan Agreement	None
22	Mortgage Loan Cut-off Date Balance	Recalculation	None
23	Mortgage Loan Cut-off Date Balance per Unit	Recalculation	None
24	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
25	Mortgage Loan Maturity Balance	Recalculation	None
26	Most Recent Occupancy	Recalculation	None
27	Most Recent Occupancy As-Of Date	Underwriting File	None
28	Individual As-Is Appraised Value Date	Appraisal Report	None
29	Individual As-Is Appraised Value	Appraisal Report	None
30	Individual As-Is Appraised Value per Unit	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
31	Portfolio Appraised Value Date	Appraisal Report	None
32	Portfolio Appraised Value	Appraisal Report	None
33	Portfolio Appraised Value per Unit	Appraisal Report	None
34	Origination Date	Loan Agreement	None
35	Mortgage Loan Margin	None – Company Provided	None
36	Admin Fee Rate	Fee Schedule	None
37	Mortgage Loan Index	Loan Agreement	None
38	Assumed LIBOR	None - Company Provided	None
39	LIBOR Floor	Loan Agreement	None
40	LIBOR Cap Strike Price	Interest Rate Cap Agreement	None
41	LIBOR Cap Strike Price (after Extension)	Loan Agreement	None
42	LIBOR Rounding Methodology	Loan Agreement	None
43	LIBOR Lookback Days	Loan Agreement	None
44	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
45	Interest Accrual Basis	Loan Agreement	None
46	Amort Type	Loan Agreement	None
47	Mortgage Loan Interest Rate (at LIBOR)	Recalculation	None
48	Mortgage Loan Interest Rate (at Cap)	Recalculation	None
49	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
50	Mortgage Loan Annual Debt Service Payment	Recalculation	None
51	Mortgage Loan Monthly Debt Service Payment (at Cap)	Recalculation	None
52	Mortgage Loan Annual Debt Service Payment (at Cap)	Recalculation	None
53	Payment Due Date	Loan Agreement	None
54	Grace Period (Late Payment)	Loan Agreement	None
55	Grace Period (Default)	Loan Agreement	None
56	Interest Accrual (Start)	Loan Agreement	None
57	Interest Accrual (End)	Loan Agreement	None
58	Cut-off Date	None - Company Provided	None
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Initial Original Term to Maturity (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
62	Initial Remaining Term to Maturity (Months)	Recalculation	None
63	Original Amortization Term (Months)	NAP	None
64	Remaining Amortization Term (Months)	NAP	None
65	Original IO Term (Months)	Recalculation	None
66	Remaining IO Term (Months)	Recalculation	None
67	Initial Maturity Date	Loan Agreement	None
68	Extension Options	Loan Agreement	None
69	Extension Spread Increase Description	Loan Agreement	None
70	Extension Test Description	Loan Agreement	None
71	Extension Fee Description	Loan Agreement	None
72	Fully Extended Original Term to Maturity (Months)	Recalculation	None
73	Fully Extended Remaining Term to Maturity (Months)	Recalculation	None
74	Fully Extended Maturity Date	Loan Agreement	None
75	Lockbox	Loan Agreement	None
76	Cash Management Type	Loan Agreement	None
77	Cash Management Trigger	Loan Agreement	None
78	Prepayment Provision	Loan Agreement	None
79	Lockout Expiration Date	Loan Agreement	None
80	Lockout Period	Loan Agreement	None
81	Spread Maintenance Begin Date	Loan Agreement	None
82	Spread Maintenance End Date	Loan Agreement	None
83	Spread Maintenance Period	Recalculation	None
84	Open Period Begin Date	Loan Agreement	None
85	Open Period	Recalculation	None
86	Partially Prepayable without Penalty?	Loan Agreement	None
87	Partially Prepayable without Penalty Description	Loan Agreement	None
88	Partial Release Allowed?	Loan Agreement	None
89	Partial Release Description	Loan Agreement	None
90	Assumption Fee	Loan Agreement	None
91	Portfolio Mortgage Loan Cut-off Date LTV	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
92	Portfolio Mortgage Loan Balloon LTV	Recalculation	None
93	Property Mortgage Loan Cut-off Date LTV	Recalculation	None
94	Property Mortgage Loan Balloon LTV	Recalculation	None
95	Mortgage Loan UW NOI Debt Yield	Recalculation	None
96	Mortgage Loan UW NCF Debt Yield	Recalculation	None
97	Mortgage Loan UW NOI DSCR	Recalculation	None
98	Mortgage Loan UW NCF DSCR	Recalculation	None
99	Mortgage Loan UW NOI DSCR (at Cap)	Recalculation	None
100	Mortgage Loan UW NCF DSCR (at Cap)	Recalculation	None
101	Initial Tax Escrow	Loan Agreement	None
102	Ongoing Tax Escrow Monthly	Loan Agreement	None
103	Tax Escrow Springing Conditions	Loan Agreement	None
104	Initial Insurance Escrow	Loan Agreement	None
105	Ongoing Insurance Escrow Monthly	Loan Agreement	None
106	Insurance Escrow Springing Conditions	Loan Agreement	None
107	Initial Immediate Repairs Escrow	Loan Agreement	None
108	Initial CapEx Escrow	Loan Agreement	None
109	Ongoing CapEx Escrow Monthly	Loan Agreement	None
110	CapEx Escrow Springing Conditions	Loan Agreement	None
111	Ongoing CapEx Escrow Cap	Loan Agreement	None
112	Initial Other Escrow	Loan Agreement (Pending)	None
113	Ongoing Other Escrow Monthly	Loan Agreement (Pending)	None
114	Other Escrow Description	Loan Agreement (Pending)	None
115	Year End 2018 GPR	Underwriting File	$1.00
116	Year End 2018 Vacancy	Underwriting File	$1.00
117	Year End 2018 EGI	Underwriting File	$1.00
118	Year End 2018 Expenses	Underwriting File	$1.00
119	Year End 2018 NOI	Underwriting File	$1.00
120	Year End 2019 GPR	Underwriting File	$1.00
121	Year End 2019 Vacancy	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
122	Year End 2019 EGI	Underwriting File	$1.00
123	Year End 2019 Expenses	Underwriting File	$1.00
124	Year End 2019 NOI	Underwriting File	$1.00
125	Year End 2020 GPR	Underwriting File	$1.00
126	Year End 2020 Vacancy	Underwriting File	$1.00
127	Year End 2020 EGI	Underwriting File	$1.00
128	Year End 2020 Expenses	Underwriting File	$1.00
129	Year End 2020 NOI	Underwriting File	$1.00
130	TTM July 2021 GPR	Underwriting File	$1.00
131	TTM July 2021 Vacancy	Underwriting File	$1.00
132	TTM July 2021 EGI	Underwriting File	$1.00
133	TTM July 2021 Expenses	Underwriting File	$1.00
134	TTM July 2021 NOI	Underwriting File	$1.00
135	T-3 July 2021 Annualized GPR	Underwriting File	$1.00
136	T-3 July 2021 Annualized Vacancy	Underwriting File	$1.00
137	T-3 July 2021 Annualized EGI	Underwriting File	$1.00
138	T-3 July 2021 Annualized Expenses	Underwriting File	$1.00
139	T-3 July 2021 Annualized NOI	Underwriting File	$1.00
140	Borrower Budget GPR	Underwriting File	$1.00
141	Borrower Budget Vacancy	Underwriting File	$1.00
142	Borrower Budget EGI	Underwriting File	$1.00
143	Borrower Budget Expenses	Underwriting File	$1.00
144	Borrower Budget NOI	Underwriting File	$1.00
145	Appraisal GPR	Underwriting File	$1.00
146	Appraisal Vacancy	Underwriting File	$1.00
147	Appraisal EGI	Underwriting File	$1.00
148	Appraisal Expenses	Underwriting File	$1.00
149	Appraisal NOI	Underwriting File	$1.00
150	Lender UW GPR	Underwriting File	$1.00
151	Lender UW Vacancy	Underwriting File	$1.00
152	Lender UW EGI	Underwriting File	$1.00
153	Lender UW Expenses	Underwriting File	$1.00
154	Lender UW NOI	Underwriting File	$1.00
155	Lender UW Replacement Reserves	Underwriting File	$1.00
156	Lender UW NCF	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

STWD Trust 2021-LIH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
157	Engineering Report Date	Engineering Report	None
158	Environmental Phase I Report Date	Environmental Report	None
159	Environmental Phase II	Environmental Report	None
160	Environmental Phase II Report Date	Environmental Report	None
161	PML or SEL (%)	Seismic Report	None
162	Seismic Report Date	Seismic Report	None
163	Earthquake Insurance Required	Loan Agreement	None
164	Terrorism Insurance Required	Loan Agreement	None
165	Environmental Insurance Required	Loan Agreement	None
166	Blanket Insurance Policy	Loan Agreement	None
167	Additional Debt	SAIL Summary	None
168	Additional Debt Description	SAIL Summary	None
169	Future Debt Permitted	Loan Agreement	None
170	Future Debt Description	Loan Agreement	None
171	Loan Purpose	Closing Statement	None
172	Borrower Name	Loan Agreement	None
173	Sponsor Name	Loan Agreement	None
174	Carve-out Guarantor	Guaranty Agreement	None
175	Property Manager	Management Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

STWD Trust 2021-LIH	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
14	Average Unit SF	Quotient of (i) Total SF and (ii) Total Units
19	% of Affordable Units	Quotient of (i) aggregate sum of # of Units 28%-35% of AMI and # of Units 60% of AMI and (ii) Total Units
22	Mortgage Loan Cut-off Date Balance	Set equal to Mortgage Loan Original Balance ($).
23	Mortgage Loan Cut-off Date Balance per Unit	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Total Units
24	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) aggregate sum of Mortgage Loan Cut-off Date Balance ($)
25	Mortgage Loan Maturity Balance	Set equal to Mortgage Loan Cut-off Date Balance ($).
26	Most Recent Occupancy	Quotient of (i) Occupied Units and (ii) Total Units
47	Mortgage Loan Interest Rate (at LIBOR)	Sum of (i) Mortgage Loan Margin and (ii) Assumed LIBOR
48	Mortgage Loan Interest Rate (at Cap)	Sum of (i) Mortgage Loan Margin and (ii) LIBOR Cap Strike Price
49	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (at LIBOR) (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
50	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Monthly Debt Service Payment ($) and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

STWD Trust 2021-LIH	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
51	Mortgage Loan Monthly Debt Service Payment (at Cap)	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (at Cap) (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
52	Mortgage Loan Annual Debt Service Payment (at Cap)	Product of (i) Mortgage Loan Monthly Debt Service Payment (at Cap) ($) and (ii) 12.
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
61	Initial Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Initial Maturity Date.
62	Initial Remaining Term to Maturity (Months)	Difference between (i) Initial Original Term to Maturity (Months) and (ii) Seasoning.
65	Original IO Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Initial Maturity Date.
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
72	Fully Extended Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Initial Maturity Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

STWD Trust 2021-LIH	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
73	Fully Extended Remaining Term to Maturity (Months)	Difference between (i) Fully Extended Maturity Date (Months) and (ii) Seasoning.
83	Spread Maintenance Period	Count of the number of monthly payment dates from, and inclusive of (i) Spread Maintenance Begin Date, to and inclusive of (ii) Spread Maintenance End Date.
85	Open Period	Count of the number of monthly payment dates from, and inclusive of (i) Open Period Begin Date, to and inclusive of (ii) Initial Maturity Date.
91	Portfolio Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value ($).
92	Portfolio Mortgage Loan Balloon LTV	Set equal to Portfolio Mortgage Loan Cut-off Date LTV.
93	Property Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value ($).
94	Property Mortgage Loan Balloon LTV	Set equal to Property Mortgage Loan Cut-off Date LTV.
95	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Lender UW NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
96	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Lender UW NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
97	Mortgage Loan UW NOI DSCR	Quotient of (i) Lender UW NOI ($) and (ii) Mortgage Loan Annual Debt Service Payment ($).
98	Mortgage Loan UW NCF DSCR	Quotient of (i) Lender UW NCF ($) and (ii) Mortgage Loan Annual Debt Service Payment ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

STWD Trust 2021-LIH	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
99	Mortgage Loan UW NOI DSCR (at Cap)	Quotient of (i) Lender UW NOI ($) and (ii) Mortgage Loan Annual Debt Service Payment (at Cap) ($).
100	Mortgage Loan UW NCF DSCR (at Cap)	Quotient of (i) Lender UW NCF ($) and (ii) Mortgage Loan Annual Debt Service Payment (at Cap) ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15